Revenue and Contract Balances - Schedule of Derives Revenues (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Derives Revenues [Line Items]
Total revenues		$ 225,710	$ 218,735
Self-Mining [Member]
Schedule of Derives Revenues [Line Items]
Total revenues		96,538	90,084
Hash Rate Subscription [Member]
Schedule of Derives Revenues [Line Items]
Total revenues		38	18,400
Electricity Subscription [Member]
Schedule of Derives Revenues [Line Items]
Total revenues		13	11,713
Additional Consideration from Cloud Hash Rate Arrangements Under Acceleration Mode [Member
Schedule of Derives Revenues [Line Items]
Total revenues			229
Sale of Mining Rigs and Accessories [Member]
Schedule of Derives Revenues [Line Items]
Total revenues		73,554
Cloud Hosting Arrangements [Member]
Schedule of Derives Revenues [Line Items]
Total revenues	[1]	31	1,001
General Hosting [Member]
Schedule of Derives Revenues [Line Items]
Total revenues		18,960	49,525
Membership Hosting [Member]
Schedule of Derives Revenues [Line Items]
Total revenues		30,868	41,669
Others [Member]
Schedule of Derives Revenues [Line Items]
Total revenues	[2]	$ 5,708	$ 6,114

[1]	The Group did not generate any revenue from the additional consideration from Cloud Hosting arrangements offered under accelerator mode for the periods ended June 30, 2025 and 2024.
[2]	Others include revenue generated primarily from providing technical and human resources service, repairment services of hosted mining rigs, lease of investment properties, the sale of mining rigs peripherals, the sale of containerized solution products and providing HPC and AI cloud services.